Income Taxes - Schedule of Reconciliation Between Total Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before tax	$ (11,532,810)	$ (12,526,891)	$ (22,417,716)
Income tax benefits calculated at 25%	(2,883,202)	(3,131,723)	(5,604,429)
Effect of PRC preferential tax rates and tax holiday	(53,048)	(49,582)	11,750
Effect of income tax rate difference in other jurisdictions	286,347	71,057	(652,330)
Non-deductible expenses	1,219,063	886,418	2,014,345
Non-taxable income	(358,045)	(353,790)	(929,875)
Change in valuation allowance	834,153	714,281	1,612,806
Expiration of NOL	772,130	2,080,196	3,600,512
Income tax expense	$ (182,602)	$ 216,857	$ 52,779